Income Taxes	11 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income Taxes
13. Income Taxes

a)	Effective tax rate

The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Loss for the year before taxes	$(10,098)	$(9,229)
Canadian statutory tax rate	27.0%	26.0%
Expected tax recovery	(2,726)	(2,400)
Difference in foreign tax rates	(84)	(413)
Non-deductible items	356	470
Change in tax rate	5,025	-
Change in unrecognized deferred tax and other items	(2,571)	2,343
Income Tax Expense / (Recovery)	$-	$-

In December 2017 tax reform was enacted in the United States. The significant changes include a reduction to corporate income tax rates from 35% to 21% effective January 1, 2018 which resulted in a decrease in the Company’s deferred income tax asset by $5.025 million in the current year period.

b)	Deferred income tax assets and liabilities

Deferred income tax assets and liabilities have been recognized in respect of the following items:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Non-capital loss carry forward assets	$27,799	$35,992
Mineral property acquisition, exploration and development costs	(27,799)	(35,992)
Other	-	-
Net deferred income tax liabilities	$-	$-

Deferred income tax assets have not yet been recognized in respect of the following items:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Non-capital loss carry forward assets	$22,786	$25,619
Capital loss carry forward assets	360	347
Intercompany receivable assets	2,109	2,031
Other assets	1,159	1,059
Unrecognized deferred income tax assets	$26,414	$29,056

As of December 31, 2017, the Company has Canadian non-capital loss carry forwards of approximately $42.8 million (January 31, 2017 - $37.8 million) and US non-capital loss carry forwards of approximately $136.4 million (January 31, 2017 - $125.6 million). The non-capital loss carry forwards are available to reduce future income for tax purposes and expire between 2019 and 2037, except for US state non-capital loss carry forwards which expire between 2018 and 2032.

The Company is not recognizing these deferred tax assets because they relate to entities with a history of losses and there is not convincing evidence that future taxable income will enable timely offset.